Loans (Tables)	6 Months Ended
Jun. 30, 2024
Loans [Abstract]
Schedule of Short-Term Loans	Short-term loans consisted of the following:
		June 30,	December 31,
	Financial Institutions	2024	2023
1	Rural Commercial Bank of Shandong	$688,023	$704,235
2	Postal Savings Bank of China	688,023	704,235
3	Industrial and Commercial Bank of China	-	633,812
4	Bank of Beijing	412,814	845,082
5	Bank of Rizhao	-	690,151
6	Industrial Bank	743,065	760,574
7	Agricultural Bank of China	1,321,004	1,352,132
8	Bank of Beijing	550,418	-
9	Weihai City Commercial Bank	1,100,837	-
10	Bank of Rizhao	1,100,836	-
	Add: current portion of long-term loans	8,256	36,620
	Total	$6,613,276	$5,726,841

Schedule of Future Maturities of Long-Term Loan	The future maturities of the long-term loan as of June 30, 2024 were as follows:
For the twelve months ended June 30,	Future Repayment
2025	$8,256
2026	3,677,777
Thereafter	-
Total	$3,686,033